Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 497,800	$ 71,300	$ 313,300	$ 49,500	$ 0	$ 1,973,300	$ 0	$ 0	$ 2,905,200